Commitments and contingencies - Debt Covenant Ratios (Details) - Debt covenants	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Other Commitments [Line Items]
Fixed Charge Coverage Ratio	2.23	2.20	2.25	2.17
Leverage Ratio	3.10	3.19	3.17	3.23